SCHEDULE OF OUTSTANDING WARRANTS (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Number of Warrants Outstanding	62,500
Weighted Average Exercise Price	$ 4.00
Warrants Expiry Date	09/30/2029
Weighted Average Remaining Life	3 years 6 months